Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Statement Line Items [Line Items]
Entity Registrant Name	ENERGY CO OF PARANA
Entity Central Index Key	0001041792
Document Type	20-F
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	Yes
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	No
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	145,031,080
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2018
Class "A" Preferred
Statement Line Items [Line Items]
Entity Preferred Stock, Shares Outstanding	328,627
Class "B" Preferred
Statement Line Items [Line Items]
Entity Preferred Stock, Shares Outstanding	128,295,668